SCHEDULE OF BANK LOAN (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Aug. 09, 2024 USD ($)	Aug. 09, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 20, 2023 USD ($)	Sep. 20, 2023 CNY (¥)
Line of Credit Facility [Line Items]
Total	$ 323,472			$ 311,129
Industrial & Commercial Bank of China (“ICBC”) [Member]
Line of Credit Facility [Line Items]
Total		$ 323,472	¥ 2,270,000		$ 323,472	¥ 2,270,000
Interest rate		3.10%	3.10%		3.20%	3.20%
Industrial & Commercial Bank of China (“ICBC”) [Member] | Bank Loan One [Member]
Line of Credit Facility [Line Items]
Total				311,129
Loan period	September 20, 2023 to August 9, 2024
Interest rate	3.20%
Industrial & Commercial Bank of China (“ICBC”) [Member] | Bank Loan Two [Member]
Line of Credit Facility [Line Items]
Total	$ 323,472
Loan period	August 9, 2024 to August 9, 2025
Interest rate	3.10%